Fair Value Accounting (Schedule Of Financial Assets And Liabilities Measured At Fair Value) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 15,000
Long-term investments	37,472	76,068
Other long-term investments	270,612	317,325
Assets	323,084	393,393
Embedded derivative liability	8,876	48,388
Liabilities	8,876	48,388
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	15,000
Long-term investments	37,472	76,068
Other long-term investments		44,970
Assets	52,472	121,038
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivative liability	8,876	48,388
Liabilities	8,876	48,388
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other long-term investments	270,612	272,355
Assets	$ 270,612	$ 272,355